INCOME TAXES - Roll forward of valuation allowances of deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Balance as of beginning of year	$ 0	$ 0
Balance as of end of year	$ 0	$ 0